Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited)	3 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 CAD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 CAD ($) $ / shares shares
Profit or loss [abstract]
Sales of goods		$ 2,232,132		$ 1,541,811
Provision of services		80,221		5,904
TOTAL REVENUE		2,312,353		1,547,715
COST OF SALES		(1,964,592)		(1,237,627)
GROSS PROFIT		347,761		310,088
OPERATING EXPENSES
Amortization		1,805		2,257
Depreciation		121,251		75,416
Director fees		119,498		132,651
Insurance		228,118		155,749
Office and miscellaneous		1,886,108		704,519
Professional fees		603,159		415,120
Research and development		628,638		161,886
Share-based payments		244,064		288,883
Travel		629,568		125,008
Employee and management costs		3,501,014		1,849,546
Total operating expenses		(7,963,223)		(3,911,035)
OTHER INCOME
Change in fair value of derivative liability		1,047,731		157,830
Finance and other costs		678,152		34,031
Foreign exchange gain (loss)	$ 14,479,030	2,694,532	$ 210,406	(17,240)
Gain on disposal of assets		(6,371)
Gain on recovery of notes receivable				25,951
Other expense		(2,427,448)		(24,450)
Total Other operating income		1,986,596		176,122
NET LOSS		(5,628,866)		(3,424,825)
Items that may be reclassified to profit or loss
Foreign exchange translation		(39,561)		(16,060)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI		(42,857)		7,173
COMPREHENSIVE LOSS		$ (5,711,284)		$ (3,433,712)
Net Loss per share - Basic | $ / shares		$ (0.17)		$ (0.63)
Net Loss per share - Diluted | $ / shares		$ (0.17)		$ (0.63)
Weighted average number of common shares outstanding - Basic | shares	32,371,209	32,371,209	5,427,795	5,427,795
Weighted average number of common shares outstanding - Diluted | shares	32,371,209	32,371,209	5,427,795	5,427,795